FRANKLIN HIGH INCOME FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page FH-5) with the following:

[Insert graphic of briefcase]
MANAGEMENT
----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM The team responsible for the Fund's management is:

JEFF HOLBROOK, CFA                  Mr. Holbrook has been a manager of the
VICE PRESIDENT, ADVISERS            Fund since 1997, and has been with Franklin
                                    Templeton Investments since 1992.

CHRIS MOLUMPHY, CFA                 Mr. Molumphy has been a manager of the Fund
EXECUTIVE VICE PRESIDENT            since its inception in 1989, and has been
ADVISERS                            with Franklin Templeton Investments since
                                    1988.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2000, the Fund paid 0.55% of its average daily net assets to Advisers for its services.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.
                                                                     FH 081501





                  FRANKLIN LARGE CAP GROWTH SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001


The prospectus is amended by replacing the second sentence of the section "Main Investments" under GOALS AND STRATEGIES (page FL-1) with the following sentence, which will become effective November 1, 2001:

For this Fund, large cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index at the time of purchase.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                       FL 081501








                        FRANKLIN STRATEGIC INCOME SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST) SUPPLEMENT
                              DATED AUGUST 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

            The prospectus is amended by replacing the MANAGEMENT section (page FSI-7) with the following:

            [Insert graphic of briefcase]
            MANAGEMENT
            ----------

            Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

            MANAGEMENT TEAM The team responsible for the Fund's management is:

            ERIC G. TAKAHA, CFA           Mr. Takaha has been a manager of
            VICE PRESIDENT, ADVISERS      the Fund since its inception in 1999,
                                          and has been with Franklin Templeton
                                          Investments since 1989.

            CHRIS MOLUMPHY, CFA           Mr. Molumphy has been a manager of
            EXECUTIVE VICE PRESIDENT      the Fund since its inception in 1999,
            ADVISERS                      and has been with Franklin Templeton
                                          Investments since 1988.

            The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, management fees, before any advance waiver, were 0.43% of the Fund's average daily net assets. Under an agreement by Advisers and the administrator to limit their fees and by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.34% of its average daily net assets to Advisers for its services. After December 31, 2001, Advisers may end its contractual fee limitation at any time upon notice to the Board. Advisers, however, is required by the Board and an SEC order to reduce its fee if the Fund invests in a Franklin Templeton money fund.

                    PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.
                                                                      FSI 081501





                           FRANKLIN S&P 500 INDEX FUND
                  (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST XX, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

            The prospectus is amended by replacing the MANAGEMENT section (page FSP-5) with the following:

            [Insert graphic of briefcase]
            MANAGEMENT
            ----------

            Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

            Under an agreement with Advisers, SSgA Funds Management, Inc.
            (SSgA), Two International Place, Boston, Massachusetts 02110, is the Fund's sub-advisor. SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

            The Fund's lead portfolio manager is:

            T. ANTHONY COFFEY, CFA              Mr. Coffey has been a manager
            VICE PRESIDENT, ADVISERS            of the Fund since August 2000,
                                                and has been with Franklin
                                                Templeton Investments since
                                                1989.

            The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, management fees, before any advance waiver, were 0.15% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.14% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

            "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for more information.

                    PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                    FSP 081501









                       MUTUAL DISCOVERY SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED AUGUST 15, 2001
                     TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page MD-6) with the following:

[Insert graphic of briefcase]
MANAGEMENT
----------

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

MANAGEMENT TEAM The team responsible for the Fund's management is:

DAVID J. WINTERS CFA                            Mr. Winters has been a
PRESIDENT AND CHIEF INVESTMENT OFFICER          manager of the Fund since
FRANKLIN MUTUAL                                 1998, and has been with
                                                Franklin Templeton
                                                Investments since 1996. Before
                                                November 1996, Mr. Winters was
                                                employed as a research analyst
                                                for Heine Securities
                                                Corporation, the predecessor of
                                                Franklin Mutual.


TIMOTHY RANKIN                                  Mr. Rankin has been an
ASSISTANT PORTFOLIO MANAGER                     assistant portfolio manager
FRANKLIN MUTUAL                                 of the Fund since May 2001, and
                                                has been with Franklin Templeton
                                                Investments since 1997. Before
                                                August 1997, Mr. Rankin was a
                                                research analyst and portfolio
                                                manager for Glickenhaus &
                                                Co.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.
                                                                     MD 081501










                          MUTUAL SHARES SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page MS-6) with the following:

[Insert graphic of briefcase]
MANAGEMENT
----------

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

MANAGEMENT TEAM The team responsible for the Fund's management is:

DAVID J. WINTERS CFA                            Mr. Winters has been a
PRESIDENT AND CHIEF INVESTMENT OFFICER          manager of the Fund since
FRANKLIN MUTUAL                                 August 2001, and has been
                                                with Franklin Templeton
                                                Investments since 1996.
                                                Before November 1996,
                                                Mr. Winters was employed
                                                as a research analyst for
                                                Heine Securities Corporation,
                                                the predecessor of Franklin
                                                Mutual.

LAWRENCE N. SONDIKE,                            Mr. Sondike has been a
SENIOR VICE PRESIDENT                           manager of the Fund since
FRANKLIN MUTUAL                                 1998, and has been with Franklin
                                                Templeton Investments since
                                                1996. Before November 1996,
                                                Mr. Sondike was employed as a
                                                research analyst for Heine
                                                Securities Corporation, the
                                                predecessor of Franklin Mutual.

TIMOTHY RANKIN                                  Mr. Rankin has been an
ASSISTANT PORTFOLIO MANAGER                     assistant portfolio manager
FRANKLIN MUTUAL                                 of the Fund since July 2001, and
                                                has been with Franklin Templeton
                                                Investments since 1997. Before
                                                August 1997, Mr. Rankin was a
                                                research analyst and portfolio
                                                manager for Glickenhaus & Co.


DEBORAH TURNER CFA                              Ms. Turner has been an
ASSISTANT PORTFOLIO MANAGER                     assistant portfolio manager
FRANKLIN MUTUAL                                 of the Fund since August 2001,
                                                and has been with
                                                Franklin Templeton Investments
                                                since June 1993.

Mr. Sondike is expected to eventually transition from day-to-day management of the Fund to develop alternative investment products for Franklin Mutual.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, the Fund paid 0.60% of it average daily net assets to Franklin Mutual for its services.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                       MS 081501









                          TEMPLETON ASSET STRATEGY FUND
                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
                        SUPPLEMENT DATED AUGUST 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus, is amended by replacing the MANAGEMENT section (page TA-6) with the following:

[Insert graphic of briefcase]
MANAGEMENT
----------

Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.

Under an agreement with TIC, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's sub-advisor. A team from Advisers provides TIC with investment management advice and assistance with respect to the Fund's investments in debt securities.

MANAGEMENT TEAM The team responsible for managing the equity portion of the Fund is:

GARY CLEMONS                   Mr. Clemons has managed the equity portion of the
EXECUTIVE VICE PRESIDENT, TIC  Fund since 1995, and has been with Franklin
                               Templeton Investments since 1990.

TUCKER SCOTT, CFA              Mr. Scott has managed the equity portion of the
VICE PRESIDENT, TIC            Fund since 1998, and has been with Franklin
                               Templeton Investments since 1996.

PETER A. NORI, CFA             Mr. Nori has managed the equity portion of the
SENIOR VICE PRESIDENT, TIC     Fund since 1996, and  has been with Franklin
                               Templeton Investments since 1987.

The Fund pays TIC a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, the Fund paid 0.60% of its average daily net assets to TIC for its services.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                       TA 081501








                   TEMPLETON GLOBAL INCOME SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST 15, 2001
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page TGI-5) with the following:

[Insert graphic of briefcase]
MANAGEMENT
----------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager. A team from Advisers is responsible for the Fund's management.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2000, the Fund paid 0.63% of its average daily net assets to Advisers for its services.

              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                    TGI 081501